CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Legacy Warrants	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Legacy Warrants	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance (in shares) at Dec. 31, 2019			115,136	3,927
Beginning balance at Dec. 31, 2019	$ 186,979		$ 13	$ 0	$ 668,178		$ (481,212)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)				1,751
Issuance of stock, net of costs	4,212			$ 1	4,211
Stock-based compensation	10,282				10,282
Net loss	(127,007)						(127,007)
Other comprehensive income (loss), net of taxes	0
Ending balance (in shares) at Dec. 31, 2020			115,136	5,678
Ending balance at Dec. 31, 2020	74,466		$ 13	$ 1	682,671		(608,219)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)				7,012
Issuance of stock, net of costs	6,712			$ 1	6,711
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization (in shares)			(115,136)	115,576
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization	0		$ (13)	$ 11	2
Conversion of Convertible Notes into common stock (in shares)				7,424
Conversion of Convertible Notes into common stock	48,781			$ 1	48,780
Issuance of common stock upon the reverse recapitalization, net of issuance costs (in shares)				76,172
Issuance of common stock upon the reverse recapitalization, net of issuance costs	502,315			$ 8	502,307
Reclassification of derivative liability upon the reverse recapitalization	182,554				182,554
Reclassification of Legacy Proterra warrant liability upon the reverse recapitalization		$ 87,016				$ 87,016
Issuance of Earnout Shares, net of repurchase (in shares)				4,736
Issuance of Earnout Shares, net of repurchase	(634)				(634)
Issuance of common stock upon warrant redemption (in shares)				5,362
Issuance of common stock upon warrant redemption	53,475				53,475
Stock-based compensation	16,061				16,061
Net loss	(250,006)						(250,006)
Other comprehensive income (loss), net of taxes	(588)							(588)
Ending balance (in shares) at Dec. 31, 2021			0	221,960
Ending balance at Dec. 31, 2021	720,152		$ 0	$ 22	1,578,943		(858,225)	(588)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock upon exercise of options and RSU release (in shares)				743
Issuance of stock upon exercise of options and RSU release	1,833				1,833
Stock-based compensation	4,642				4,642
Net loss	(50,078)						(50,078)
Other comprehensive income (loss), net of taxes	(1,641)							(1,641)
Ending balance (in shares) at Mar. 31, 2022				222,703
Ending balance at Mar. 31, 2022	674,908			$ 22	1,585,418		(908,303)	(2,229)
Beginning balance (in shares) at Dec. 31, 2021			0	221,960
Beginning balance at Dec. 31, 2021	720,152		$ 0	$ 22	1,578,943		(858,225)	(588)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)				3,655
Issuance of stock, net of costs	9,779				9,779
Stock issuance for employee stock purchase plan (in shares)				650
Stock issuance for employee stock purchase plan	2,994				2,994
Stock-based compensation	21,840				21,840
Net loss	(237,950)						(237,950)
Other comprehensive income (loss), net of taxes	43							43
Ending balance (in shares) at Dec. 31, 2022			0	226,265
Ending balance at Dec. 31, 2022	516,858		$ 0	$ 22	1,613,556		(1,096,175)	(545)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock upon exercise of options and RSU release (in shares)				588
Issuance of stock upon exercise of options and RSU release	113				113
Stock-based compensation	4,314				4,314
Debt extinguishment fair value adjustment	(7,200)				(7,200)
Net loss	(243,977)						(243,977)
Other comprehensive income (loss), net of taxes	608							608
Ending balance (in shares) at Mar. 31, 2023				226,853
Ending balance at Mar. 31, 2023	$ 270,716			$ 22	$ 1,610,783		$ (1,340,152)	$ 63